Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	36 Months Ended	84 Months Ended	132 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000021094_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Investor Class
C000021094_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000021094_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,403
C000021094_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,437
C000021094_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,601
C000021094_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,979
C000021094_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,943
C000021094_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,048
C000021094_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,181
C000021094_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,933
C000021094_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,270
C000021094_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,237
C000021094_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI U.S. IMI Utilities 25-50 Index
C000021094_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021094_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,762
C000021094_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,242
C000021094_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,843
C000021094_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,308
C000021094_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,181
C000021094_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,183
C000021094_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,433
C000021094_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,928
C000021094_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,319
C000021094_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,162
C000021094_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000021094_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021094_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000021094_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000021094_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000021094_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000021094_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000021094_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000021094_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000021094_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000021094_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000021094_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000021093_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Initial Class
C000021093_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021093_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,417
C000021093_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,459
C000021093_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,646
C000021093_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	18,042
C000021093_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,020
C000021093_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,162
C000021093_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	22,319
C000021093_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,079
C000021093_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,482
C000021093_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,500
C000021093_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI U.S. IMI Utilities 25-50 Index
C000021093_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021093_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,762
C000021093_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,242
C000021093_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,843
C000021093_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,308
C000021093_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,181
C000021093_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,183
C000021093_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,433
C000021093_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,928
C000021093_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,319
C000021093_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,162
C000021093_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000021093_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021093_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000021093_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000021093_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000021093_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000021093_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000021093_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000021093_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000021093_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000021093_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000021093_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000243078_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class 2
C000243078_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000243078_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,245
C000243078_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,210
C000243078_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI U.S. IMI Information Technology 25-50 Index
C000243078_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000243078_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,516
C000243078_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,899
C000243078_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000243078_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000243078_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,896
C000243078_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,622
C000021092_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Investor Class
C000021092_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021092_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,134
C000021092_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	16,775
C000021092_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,479
C000021092_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	23,413
C000021092_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	38,576
C000021092_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	49,402
C000021092_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	31,680
C000021092_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	50,100
C000021092_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	67,879
C000021092_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	83,680
C000021092_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI U.S. IMI Information Technology 25-50 Index
C000021092_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021092_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,385
C000021092_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	15,620
C000021092_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,598
C000021092_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	23,218
C000021092_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	33,944
C000021092_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	44,296
C000021092_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	31,195
C000021092_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	47,616
C000021092_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	61,607
C000021092_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	75,097
C000021092_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000021092_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021092_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000021092_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000021092_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000021092_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000021092_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000021092_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000021092_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000021092_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000021092_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000021092_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000021091_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Initial Class
C000021091_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021091_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,137
C000021091_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	16,793
C000021091_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,513
C000021091_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	23,476
C000021091_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	38,723
C000021091_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	49,628
C000021091_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	31,834
C000021091_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	50,399
C000021091_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	68,335
C000021091_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	84,299
C000021091_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI U.S. IMI Information Technology 25-50 Index
C000021091_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021091_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,385
C000021091_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	15,620
C000021091_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,598
C000021091_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	23,218
C000021091_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	33,944
C000021091_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	44,296
C000021091_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	31,195
C000021091_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	47,616
C000021091_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	61,607
C000021091_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	75,097
C000021091_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000021091_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021091_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000021091_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000021091_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000021091_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000021091_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000021091_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000021091_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000021091_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000021091_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000021091_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000021086_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Service Class 2
C000021086_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021086_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,546
C000021086_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,944
C000021086_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,238
C000021086_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,587
C000021086_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,733
C000021086_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,266
C000021086_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,762
C000021086_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,043
C000021086_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,858
C000021086_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,259
C000021086_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI US IMI Real Estate 25/50 Linked Index
C000021086_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021086_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,665
C000021086_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,066
C000021086_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,599
C000021086_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,048
C000021086_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,214
C000021086_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,762
C000021086_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,645
C000021086_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,038
C000021086_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,696
C000021086_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,149
C000021086_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000021086_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021086_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000021086_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000021086_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000021086_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000021086_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000021086_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000021086_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000021086_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000021086_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000021086_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000021085_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Service Class
C000021085_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021085_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,563
C000021085_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,984
C000021085_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,291
C000021085_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,667
C000021085_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,830
C000021085_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,421
C000021085_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,891
C000021085_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,209
C000021085_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,052
C000021085_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,478
C000021085_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI US IMI Real Estate 25/50 Linked Index
C000021085_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021085_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,665
C000021085_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,066
C000021085_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,599
C000021085_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,048
C000021085_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,214
C000021085_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,762
C000021085_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,645
C000021085_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,038
C000021085_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,696
C000021085_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,149
C000021085_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000021085_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021085_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000021085_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000021085_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000021085_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000021085_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000021085_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000021085_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000021085_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000021085_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000021085_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000021084_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Investor Class
C000021084_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021084_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,565
C000021084_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,986
C000021084_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,291
C000021084_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,673
C000021084_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,835
C000021084_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,441
C000021084_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,906
C000021084_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,229
C000021084_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,076
C000021084_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,506
C000021084_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI US IMI Real Estate 25/50 Linked Index
C000021084_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021084_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,665
C000021084_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,066
C000021084_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,599
C000021084_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,048
C000021084_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,214
C000021084_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,762
C000021084_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,645
C000021084_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,038
C000021084_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,696
C000021084_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,149
C000021084_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000021084_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021084_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000021084_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000021084_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000021084_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000021084_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000021084_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000021084_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000021084_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000021084_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000021084_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000021083_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Initial Class
C000021083_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021083_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,575
C000021083_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,005
C000021083_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,320
C000021083_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,716
C000021083_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,884
C000021083_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,517
C000021083_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,973
C000021083_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,313
C000021083_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,182
C000021083_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,622
C000021083_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI US IMI Real Estate 25/50 Linked Index
C000021083_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021083_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,665
C000021083_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,066
C000021083_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,599
C000021083_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,048
C000021083_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,214
C000021083_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,762
C000021083_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,645
C000021083_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,038
C000021083_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,696
C000021083_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,149
C000021083_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000021083_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021083_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000021083_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000021083_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000021083_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000021083_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000021083_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000021083_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000021083_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000021083_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000021083_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000046805_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Investor Class
C000046805_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000046805_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,206
C000046805_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	14,122
C000046805_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,782
C000046805_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,205
C000046805_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,824
C000046805_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,775
C000046805_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,815
C000046805_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,165
C000046805_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,678
C000046805_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,777
C000046805_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI U.S. IMI Materials 25-50 Index
C000046805_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000046805_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,153
C000046805_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	15,019
C000046805_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,418
C000046805_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,374
C000046805_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,378
C000046805_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,413
C000046805_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,680
C000046805_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,533
C000046805_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,661
C000046805_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,588
C000046805_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000046805_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000046805_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000046805_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000046805_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000046805_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000046805_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000046805_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000046805_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000046805_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000046805_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000046805_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000046804_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Initial Class
C000046804_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000046804_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,220
C000046804_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	14,146
C000046804_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,807
C000046804_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,254
C000046804_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,888
C000046804_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,864
C000046804_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,920
C000046804_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,282
C000046804_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,812
C000046804_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,956
C000046804_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI U.S. IMI Materials 25-50 Index
C000046804_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000046804_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,153
C000046804_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	15,019
C000046804_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,418
C000046804_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,374
C000046804_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,378
C000046804_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,413
C000046804_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,680
C000046804_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,533
C000046804_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,661
C000046804_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	26,588
C000046804_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000046804_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000046804_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000046804_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000046804_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000046804_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000046804_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000046804_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000046804_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000046804_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000046804_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000046804_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000021075_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Investor Class
C000021075_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021075_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,573
C000021075_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,894
C000021075_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,790
C000021075_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,094
C000021075_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,935
C000021075_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,818
C000021075_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,754
C000021075_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,874
C000021075_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,023
C000021075_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,621
C000021075_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI U.S. IMI Industrials 25-50 Index
C000021075_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021075_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,043
C000021075_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	14,644
C000021075_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,616
C000021075_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,437
C000021075_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,480
C000021075_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,329
C000021075_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,449
C000021075_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,045
C000021075_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,316
C000021075_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,777
C000021075_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000021075_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021075_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000021075_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000021075_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000021075_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000021075_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000021075_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000021075_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000021075_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000021075_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000021075_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000021074_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Initial Class
C000021074_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021074_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,587
C000021074_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,921
C000021074_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,817
C000021074_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,142
C000021074_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,007
C000021074_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,914
C000021074_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,863
C000021074_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,016
C000021074_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	27,220
C000021074_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,894
C000021074_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI U.S. IMI Industrials 25-50 Index
C000021074_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021074_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,043
C000021074_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	14,644
C000021074_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,616
C000021074_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,437
C000021074_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,480
C000021074_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,329
C000021074_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,449
C000021074_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,045
C000021074_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,316
C000021074_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,777
C000021074_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000021074_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021074_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000021074_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000021074_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000021074_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000021074_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000021074_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000021074_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000021074_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000021074_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000021074_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000211329_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Service Class 2
C000211329_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211329_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,687
C000211329_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,174
C000211329_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,796
C000211329_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,803
C000211329_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,357
C000211329_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,054
C000211329_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI U.S. IMI Health Care 25-50 Index
C000211329_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211329_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,398
C000211329_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,481
C000211329_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,259
C000211329_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,376
C000211329_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,769
C000211329_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,204
C000211329_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000211329_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000211329_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,346
C000211329_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,433
C000211329_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,289
C000211329_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,158
C000211329_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	17,880
C000211329_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,353
C000021063_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Investor Class
C000021063_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021063_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	8,949
C000021063_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,184
C000021063_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,048
C000021063_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,456
C000021063_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,777
C000021063_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,966
C000021063_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,347
C000021063_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,121
C000021063_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,087
C000021063_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	22,954
C000021063_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI U.S. IMI Health Care 25-50 Index
C000021063_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021063_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,674
C000021063_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,942
C000021063_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,613
C000021063_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,391
C000021063_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,204
C000021063_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,956
C000021063_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,763
C000021063_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,294
C000021063_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,880
C000021063_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,281
C000021063_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000021063_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021063_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000021063_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000021063_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000021063_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000021063_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000021063_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000021063_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000021063_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000021063_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000021063_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000021062_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Initial Class
C000021062_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021062_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	8,957
C000021062_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,200
C000021062_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,080
C000021062_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,508
C000021062_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,854
C000021062_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,066
C000021062_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,453
C000021062_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	19,239
C000021062_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,227
C000021062_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	23,138
C000021062_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI U.S. IMI Health Care 25-50 Index
C000021062_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021062_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,674
C000021062_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,942
C000021062_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,613
C000021062_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,391
C000021062_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,204
C000021062_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,956
C000021062_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,763
C000021062_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,294
C000021062_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	21,880
C000021062_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,281
C000021062_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000021062_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021062_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000021062_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000021062_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000021062_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000021062_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000021062_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000021062_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000021062_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000021062_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000021062_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000243079_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class 2
C000243079_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000243079_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,469
C000243079_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	15,191
C000243079_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI U.S. IMI Financials 5% Capped Linked Index
C000243079_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000243079_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,375
C000243079_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,812
C000243079_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000243079_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000243079_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,896
C000243079_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,622
C000021100_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Investor Class
C000021100_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021100_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,851
C000021100_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	14,360
C000021100_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,089
C000021100_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,234
C000021100_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,336
C000021100_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,749
C000021100_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,928
C000021100_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,831
C000021100_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,307
C000021100_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	34,876
C000021100_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI U.S. IMI Financials 5% Capped Linked Index
C000021100_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021100_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,474
C000021100_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	14,821
C000021100_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,785
C000021100_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,798
C000021100_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,547
C000021100_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,511
C000021100_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,993
C000021100_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,695
C000021100_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,551
C000021100_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,967
C000021100_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000021100_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021100_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000021100_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000021100_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000021100_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000021100_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000021100_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000021100_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000021100_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000021100_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000021100_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000021099_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Initial Class
C000021099_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021099_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,872
C000021099_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	14,395
C000021099_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,130
C000021099_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,294
C000021099_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,419
C000021099_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,869
C000021099_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,047
C000021099_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,000
C000021099_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,528
C000021099_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,162
C000021099_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI U.S. IMI Financials 5% Capped Linked Index
C000021099_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021099_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,474
C000021099_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	14,821
C000021099_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,785
C000021099_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,798
C000021099_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,547
C000021099_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	22,511
C000021099_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,993
C000021099_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,695
C000021099_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,551
C000021099_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,967
C000021099_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000021099_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021099_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000021099_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000021099_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000021099_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000021099_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000021099_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000021099_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000021099_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000021099_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000021099_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000021082_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Service Class 2
C000021082_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021082_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	13,351
C000021082_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,980
C000021082_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,765
C000021082_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,725
C000021082_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	7,198
C000021082_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,145
C000021082_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,152
C000021082_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,279
C000021082_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,014
C000021082_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	20,980
C000021082_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI U.S. IMI Energy 25-50 Index
C000021082_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021082_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,956
C000021082_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,655
C000021082_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,149
C000021082_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,105
C000021082_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	7,437
C000021082_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,621
C000021082_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,957
C000021082_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,981
C000021082_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,248
C000021082_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,733
C000021082_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000021082_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021082_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000021082_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000021082_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000021082_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000021082_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000021082_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000021082_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000021082_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000021082_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000021082_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000021081_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Investor Class
C000021081_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021081_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	13,370
C000021081_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,027
C000021081_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,816
C000021081_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,796
C000021081_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	7,255
C000021081_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,256
C000021081_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,362
C000021081_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,529
C000021081_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,308
C000021081_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,334
C000021081_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI U.S. IMI Energy 25-50 Index
C000021081_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021081_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,956
C000021081_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,655
C000021081_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,149
C000021081_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,105
C000021081_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	7,437
C000021081_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,621
C000021081_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,957
C000021081_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,981
C000021081_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,248
C000021081_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,733
C000021081_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000021081_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021081_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000021081_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000021081_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000021081_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000021081_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000021081_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000021081_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000021081_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000021081_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000021081_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000021080_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Initial Class
C000021080_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021080_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	13,384
C000021080_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,053
C000021080_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,845
C000021080_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,837
C000021080_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	7,286
C000021080_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,319
C000021080_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,471
C000021080_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,653
C000021080_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,455
C000021080_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,514
C000021080_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI U.S. IMI Energy 25-50 Index
C000021080_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021080_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,956
C000021080_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,655
C000021080_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,149
C000021080_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,105
C000021080_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	7,437
C000021080_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,621
C000021080_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,957
C000021080_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,981
C000021080_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,248
C000021080_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,733
C000021080_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000021080_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021080_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000021080_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000021080_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000021080_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000021080_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000021080_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000021080_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000021080_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000021080_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000021080_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000243080_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class 2
C000243080_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000243080_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,863
C000243080_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,384
C000243080_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI U.S. IMI Consumer Staples 25-50 Index
C000243080_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000243080_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,027
C000243080_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,369
C000243080_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000243080_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000243080_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,896
C000243080_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,622
C000046803_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Investor Class
C000046803_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000046803_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,367
C000046803_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,873
C000046803_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,022
C000046803_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,162
C000046803_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,702
C000046803_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,776
C000046803_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,660
C000046803_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,173
C000046803_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,109
C000046803_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,559
C000046803_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI U.S. IMI Consumer Staples 25-50 Index
C000046803_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000046803_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,639
C000046803_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,906
C000046803_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,996
C000046803_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,876
C000046803_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,408
C000046803_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,123
C000046803_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,819
C000046803_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,251
C000046803_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,693
C000046803_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,139
C000046803_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000046803_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000046803_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000046803_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000046803_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000046803_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000046803_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000046803_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000046803_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000046803_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000046803_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000046803_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000046802_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Initial Class
C000046802_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000046802_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,372
C000046802_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,893
C000046802_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,044
C000046802_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,200
C000046802_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,755
C000046802_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,856
C000046802_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,752
C000046802_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,278
C000046802_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,240
C000046802_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,697
C000046802_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI U.S. IMI Consumer Staples 25-50 Index
C000046802_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000046802_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,639
C000046802_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,906
C000046802_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,996
C000046802_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,876
C000046802_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,408
C000046802_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	18,123
C000046802_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,819
C000046802_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,251
C000046802_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	20,693
C000046802_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,139
C000046802_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000046802_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000046802_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000046802_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000046802_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000046802_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000046802_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000046802_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000046802_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000046802_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000046802_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000046802_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000243077_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class 2
C000243077_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000243077_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,018
C000243077_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,704
C000243077_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI U.S. IMI Consumer Discretionary 25-50 Index
C000243077_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000243077_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,941
C000243077_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,619
C000243077_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000243077_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000243077_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,896
C000243077_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	13,622
C000021051_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Investor Class
C000021051_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021051_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,512
C000021051_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,832
C000021051_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,682
C000021051_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,122
C000021051_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	21,926
C000021051_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,162
C000021051_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,083
C000021051_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,245
C000021051_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,208
C000021051_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,242
C000021051_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI U.S. IMI Consumer Discretionary 25-50 Index
C000021051_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021051_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,672
C000021051_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,116
C000021051_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,024
C000021051_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,625
C000021051_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	24,656
C000021051_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	30,817
C000021051_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,992
C000021051_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	28,085
C000021051_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	34,960
C000021051_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,967
C000021051_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000021051_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021051_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000021051_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000021051_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000021051_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000021051_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000021051_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000021051_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000021051_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000021051_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000021051_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000021050_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Initial Class
C000021050_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021050_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,524
C000021050_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,856
C000021050_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,716
C000021050_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,174
C000021050_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	22,021
C000021050_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,294
C000021050_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,188
C000021050_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,405
C000021050_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,436
C000021050_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,506
C000021050_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI U.S. IMI Consumer Discretionary 25-50 Index
C000021050_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021050_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,672
C000021050_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,116
C000021050_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,024
C000021050_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,625
C000021050_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	24,656
C000021050_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	30,817
C000021050_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,992
C000021050_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	28,085
C000021050_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	34,960
C000021050_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,967
C000021050_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000021050_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000021050_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000021050_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000021050_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000021050_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000021050_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000021050_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000021050_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000021050_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000021050_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000021050_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000046807_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Investor Class
C000046807_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000046807_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,269
C000046807_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,501
C000046807_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,827
C000046807_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,725
C000046807_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	21,291
C000046807_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,612
C000046807_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,218
C000046807_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,929
C000046807_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,039
C000046807_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	43,025
C000046807_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI U.S. IMI Communication Services 25-50 Index
C000046807_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000046807_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,245
C000046807_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,546
C000046807_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,956
C000046807_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,018
C000046807_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,085
C000046807_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,592
C000046807_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,615
C000046807_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,217
C000046807_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,238
C000046807_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,585
C000046807_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000046807_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000046807_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000046807_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000046807_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000046807_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000046807_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000046807_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000046807_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000046807_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000046807_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000046807_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000046806_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Initial Class
C000046806_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000046806_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,281
C000046806_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,532
C000046806_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,861
C000046806_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,772
C000046806_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	21,387
C000046806_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,734
C000046806_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,301
C000046806_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,083
C000046806_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,281
C000046806_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	43,381
C000046806_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI U.S. IMI Communication Services 25-50 Index
C000046806_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000046806_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	12,245
C000046806_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,546
C000046806_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,956
C000046806_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,018
C000046806_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,085
C000046806_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,592
C000046806_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,615
C000046806_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,217
C000046806_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	24,238
C000046806_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	30,585
C000046806_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000046806_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000046806_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000046806_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000046806_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000046806_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000046806_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000046806_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000046806_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000046806_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000046806_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000046806_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 39,827
C000259876_LG_ClassMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class 2
C000259876_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000259876_LG_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI U.S. IMI Communication Services 25-50 Index
C000259876_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000259876_LG_2_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
C000259876_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000259873_LG_ClassMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class 2
C000259873_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000259873_LG_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI U.S. IMI Industrials 25-50 Index
C000259873_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000259873_LG_2_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
C000259873_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000259875_LG_ClassMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class 2
C000259875_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000259875_LG_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI U.S. IMI Materials 25-50 Index
C000259875_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000259875_LG_2_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
C000259875_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000259874_LG_ClassMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	Service Class 2
C000259874_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000259874_LG_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI U.S. IMI Utilities 25-50 Index
C000259874_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000259874_LG_2_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
C000259874_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,000